Geographic and Other Information - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 24,336,571	₩ 27,790,216	₩ 26,504,074
Company A [member]
Disclosure of geographical areas [Line Items]
Sales revenue	7,262,255	9,027,165	9,122,385
Company B [member]
Disclosure of geographical areas [Line Items]
Sales revenue	₩ 5,171,354	₩ 6,511,961	₩ 5,808,630
Top 10 Companies [member]
Disclosure of geographical areas [Line Items]
Percentage of sales revenue	77.00%	81.00%	82.00%